UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 9/30/2009
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
          --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
--------------------------
New York, New York
October 20, 2009

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     36
                                             --
Form 13F Information Table Value Total:    $1,850,952 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE

                                                         FORM 13F
                                                    As of: 9/30/2009
                                             Name of Reporting Stralen & Company

ITEM 1:                      ITEM 2:    ITEM 3:   ITEM 4:    ITEM 5:                  ITEM 6:           ITEM 7        ITEM 8
                                                                                      INVESTMENT
                                                                                      DISCRETION                       VOTING
                             TITLE                FAIR                        (a)     (b)        (c)               AUTORITY (SHARES)
                              OF                  MARKET  SHARES OR  SH/PUT/         SHARED-AS   SHARED- OTHER     (a)    (b)    (c)
NAME OF ISSUER               CLASS     CUSIP NO.  VALUE   PRINCIPAL  PRN/CALL SOLE  DEFINED IN   OTHER  MANAGERS  SOLE  SHARED  NONE
                                                 ("000"                              Inst. V           Inst. V
                                                 omitted)
CISCO SYS INC COM        Common Stocks  17275R102  56,947  2,419,145           Sole                             2,225,945    193,200
HEWLETT PACKARD CO COM   Common Stocks  428236103  56,435  1,195,408           Sole                             1,097,808     97,600
INTEL CORP COM           Common Stocks  458140100  56,288  2,876,252           Sole                             2,654,352    221,900
MICROSOFT CORP COM       Common Stocks  594918104  55,080  2,141,541           Sole                             1,968,941    172,600
ABBOTT LABS COM          Common Stocks  002824100  50,156  1,013,868           Sole                               935,068     78,800
JOHNSON & JOHNSON        Common Stocks  478160104  46,488    763,467           Sole                               718,667     44,800
LILLY ELI & CO COM       Common Stocks  532457108  42,008  1,271,806           Sole                             1,167,406    104,400
THERMO FISHER SCIENTIFIC Common Stocks  883556102   1,742     39,900           Sole                                18,100     21,800
3M COMPANY               Common Stocks  88579Y101  21,930    297,150           Sole                               273,250     23,900
AUTOMATIC DATA
  PROCESSING INC         Common Stocks  053015103   1,814     46,150           Sole                                14,350     31,800
AVON PRODS INC COM       Common Stocks  054303102  79,674  2,346,100           Sole                             2,160,200    185,900
BERKSHIRE HATHAWAY
  INC DEL CL             Common Stocks  084670207     498        150           Sole                                   150
CATERPILLAR INC DEL COM  Common Stocks  149123101  83,564  1,627,973           Sole                             1,491,073    136,900
DANAHER CORP DEL COM     Common Stocks  235851102  70,165  1,042,265           Sole                               958,565     83,700
EMERSON ELEC CO COM      Common Stocks  291011104  72,721  1,814,405           Sole                             1,673,105    141,300
GENERAL ELECTRIC CO COM  Common Stocks  369604103  68,049  4,144,248           Sole                             3,889,848    254,400
INTERNATIONAL BUSINESS
  MACHS C                Common Stocks  459200101  76,891    642,847           Sole                               588,747     54,100
L-3 COMMUNICATIONS
  HLDGS INC C            Common Stocks  502424104  65,730    818,350           Sole                               751,950     66,400
LOEWS CORP COM           Common Stocks  540424108  70,298  2,052,502           Sole                             1,881,702    170,800
MCDONALDS CORP COM       Common Stocks  580135101  70,061  1,227,636           Sole                             1,143,986     83,650
PARKER HANNIFIN CORP COM Common Stocks  701094104  78,456  1,513,423           Sole                             1,394,323    119,100
PROCTER & GAMBLE CO COM  Common Stocks  742718109  44,032    760,225           Sole                               701,775     58,450
SCHLUMBERGER LTD.        Common Stocks  806857108  17,323    290,662           Sole                               268,062     22,600
UNITED TECHNOLOGIES      Common Stocks  913017109  44,213    725,640           Sole                               668,140     57,500
WAL MART STORES INC COM  Common Stocks  931142103     511     10,400           Sole                                10,400
CHEVRON CORP NEW COM     Common Stocks  166764100  77,034  1,093,770           Sole                             1,011,120     82,650
DEVON ENERGY
  CORP NEW COM           Common Stocks  25179M103  75,322  1,118,699           Sole                             1,030,599     88,100
KROGER CO COM            Common Stocks  501044101  80,116  3,881,600           Sole                             3,577,000    304,600
OCCIDENTAL PETE
  CORP DEL COM           Common Stocks  674599105     745      9,500           Sole                                 9,500
XTO ENERGY INC COM       Common Stocks  98385X106  84,036  2,033,794           Sole                             1,880,394    153,400
AT&T INC COM             Common Stocks  00206R102     427     15,796           Sole                                15,796
CONSOLIDATED
  EDISON INC COM         Common Stocks  209115104  75,257  1,838,216           Sole                             1,688,450    149,766
DUKE ENERGY CORP COM     Common Stocks  26441C105  74,346  4,723,371           Sole                             4,339,171    384,200
PFIZER INC COM           Common Stocks  717081103  76,699  4,634,381           Sole                             4,374,415    259,966
SOUTHERN CO COM          Common Stocks  842587107  73,428  2,318,525           Sole                             2,134,425    184,100
TECO ENERGY INC COM      Common Stocks  872375100   2,468    175,250           Sole                                57,050    118,200

Total                                           1,850,952
